DISCONTINUED OPERATIONS (Details)			9 Months Ended	12 Months Ended
	Aug. 24, 2018 CNY (¥)	Aug. 16, 2018 USD ($) entity	Dec. 31, 2017 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Mar. 31, 2017 CNY (¥)	Feb. 06, 2018 USD ($)
DISCONTINUED OPERATIONS
Special cash dividend			¥ 65,698,571		¥ 946,613,862
Operating results of discontinued operations
Income (loss) from operations of discontinued operations, net of income taxes			100,640,933	$ (2,756,304)	(18,950,969)		¥ 49,771,192
Gain from disposal of discontinued operations, net of income taxes				136,369,129	937,605,948
Income from discontinued operations, net of income taxes			100,640,933	133,612,825	918,654,979	¥ 61,431,845	49,771,192
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent, Total			100,993,034	$ 133,614,368	918,665,587		50,024,597
ASSETS
Total current assets			310,014,014			310,014,014
LIABILITIES AND SHAREHOLDERS' EQUITY
Total current liabilities			111,721,090			111,721,090
ATA Online and its direct shareholding companies, ATA Learning and Zhongxiao Zhixing | Discontinued operation, disposal by sale
DISCONTINUED OPERATIONS
Consideration of disposal | $		$ 35,000,000
Special cash dividend	¥ 946,600,000
Operating results of discontinued operations
Net revenues			484,873,277		194,939,146		463,554,326
Cost of revenues			255,263,889		116,432,436		235,445,230
Operating expenses			101,413,368		104,587,110		99,797,557
Other income (loss)			3,962,257		6,929,814		(41,461,167)
Income (loss) from operations of discontinued operations, before income taxes			132,158,277		(19,150,586)		86,850,372
Income tax expense (benefit)			31,517,344		(199,617)		37,079,180
Income (loss) from operations of discontinued operations, net of income taxes			100,640,933		(18,950,969)		49,771,192
Gain from disposal of discontinued operations, net of income taxes					937,605,948
Income from discontinued operations, net of income taxes			100,640,933		918,654,979		49,771,192
Net loss attributable to non- redeemable non-controlling interests from discontinued operations			(352,101)		(10,608)		(253,405)
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent, Total			100,993,034		918,665,587		50,024,597
ASSETS
Cash and cash equivalents			202,612,448			202,612,448
Accounts receivable, net			100,052,120			100,052,120
Total current assets			310,014,014			310,014,014
Total assets			389,565,182			389,565,182
LIABILITIES AND SHAREHOLDERS' EQUITY
Accrued expenses and other payables			54,096,372			54,096,372
Total current liabilities			111,721,090			111,721,090
Total liabilities			137,019,657			¥ 137,019,657
Cash flows of discontinued operations
Net cash provided by (used in) operating activities			133,225,150		(25,108,520)		80,794,278
Net cash used in investing activities			(22,052,885)		(8,666,299)		¥ (14,060,170)
Net cash used in financing activities			¥ (93,811,830)		¥ (21,098,633)
ATA Online and its direct shareholding companies, ATA Learning and Zhongxiao Zhixing | Discontinued operation, disposal by sale | the "CDH Entities"
DISCONTINUED OPERATIONS
Equity interest transferred (in percent)		17.5
Equity interest transferred to number of entities | entity		2
Consideration of disposal | $								$ 35,000,000
ATA Online and its direct shareholding companies, ATA Learning and Zhongxiao Zhixing | Discontinued operation, disposal by sale | the Management Entities
DISCONTINUED OPERATIONS
Equity interest transferred (in percent)		16.5
Equity interest transferred to number of entities | entity		3
Consideration of disposal | $		$ 33,000,000
ATA Online and its direct shareholding companies, ATA Learning and Zhongxiao Zhixing | Discontinued operation, disposal by sale | the LHHY Entity
DISCONTINUED OPERATIONS
Equity interest transferred (in percent)		15
Consideration of disposal | $		$ 30,000,000
ATA Online and its direct shareholding companies, ATA Learning and Zhongxiao Zhixing | Discontinued operation, disposal by sale | New Beauty Holdings Limited
DISCONTINUED OPERATIONS
Equity interest transferred (in percent)		51
Consideration of disposal | $		$ 102,000,000